Provisions and other non-financial liabilities (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	$ 50,846	$ 40,402	$ 36,637
Changes in provisions:
Additional provisions	60,923	57,110	39,560
Provision used	(18,338)	(47,261)	(35,438)
Increase(decrease) in foreign currency exchange	9	128	(357)
others	6	467
Total provisions, final balance	93,446	50,846	40,402
Restructuring provision [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance		0	0
Changes in provisions:
Additional provisions			16,327
Provision used			(16,327)
Increase(decrease) in foreign currency exchange			0
Total provisions, final balance			0
Legal proceedings provision [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	23,867	21,067	22,567
Changes in provisions:
Additional provisions	6,352	2,800	8,500
Provision used	(10,800)	0	(10,000)
Increase(decrease) in foreign currency exchange	0	0	0
others	0	0
Total provisions, final balance	19,419	23,867	21,067
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	5,890	5,890	5,890
Changes in provisions:
Additional provisions	21,064	0	0
Provision used	0	0	0
Increase(decrease) in foreign currency exchange	0	0	0
others	0	0
Total provisions, final balance	26,954	5,890	5,890
Miscellaneous other provisions [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	21,089	13,445	8,180
Changes in provisions:
Additional provisions	33,507	54,310	14,733
Provision used	(7,538)	(47,261)	(9,111)
Increase(decrease) in foreign currency exchange	9	128	(357)
others	6	467
Total provisions, final balance	$ 47,073	$ 21,089	$ 13,445